Shareholder Report, Line Graph (Details) - USD ($)						4 Months Ended	5 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended		16 Months Ended	17 Months Ended	19 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	28 Months Ended	29 Months Ended	31 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	40 Months Ended	41 Months Ended	43 Months Ended	45 Months Ended	46 Months Ended	48 Months Ended	52 Months Ended	53 Months Ended	55 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended	65 Months Ended	67 Months Ended	69 Months Ended	72 Months Ended	77 Months Ended	79 Months Ended	81 Months Ended	84 Months Ended	89 Months Ended	91 Months Ended	93 Months Ended	96 Months Ended	101 Months Ended	103 Months Ended	105 Months Ended	108 Months Ended	117 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Nov. 20, 2015	Aug. 31, 2015	Feb. 28, 2021	Aug. 31, 2017	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2021	Aug. 31, 2025	Aug. 31, 2016	Feb. 28, 2022	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2022	Aug. 31, 2017	Feb. 28, 2023	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2023	Aug. 31, 2018	Feb. 29, 2024	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2024	Aug. 31, 2019	Feb. 28, 2025	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2025	Aug. 31, 2020	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025
Intermediate Bond Fund of America® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Intermediate Bond Fund of America — Class A (with sales charge)
Accumulated Value					$ 9,748							$ 9,938						$ 10,031						$ 9,916						$ 10,470						$ 11,192				$ 11,230				$ 10,506				$ 10,415				$ 11,154		$ 11,658
Intermediate Bond Fund of America® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Intermediate Bond Fund of America — Class C (with sales charge)
Accumulated Value					10,000							10,116						10,134						9,939						10,417						11,050				11,012				10,237				10,074				10,788		11,276
Intermediate Bond Fund of America® - Class T
Account Value [Line Items]
Line Graph and Table Measure Name											Intermediate Bond Fund of America — Class T (with sales charge)
Accumulated Value		$ 9,752					$ 9,885							$ 9,794						$ 10,368						$ 11,107						$ 11,176					$ 10,496				$ 10,436				$ 11,200				$ 11,752
Intermediate Bond Fund of America® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name											Intermediate Bond Fund of America — Class F-1
Accumulated Value					10,000							10,190						10,279						10,154						10,725						11,456				11,495				10,754				10,659				11,413		11,926
Intermediate Bond Fund of America® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name											Intermediate Bond Fund of America — Class F-2
Accumulated Value					10,000							10,219						10,338						10,243						10,844						11,623				11,696				10,973				10,907				11,715		12,280
Intermediate Bond Fund of America® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name											Intermediate Bond Fund of America — Class F-3
Accumulated Value			$ 10,000					$ 10,186							$ 10,101						$ 10,704						$ 11,479						$ 11,563					$ 10,860				$ 10,815				$ 11,621				$ 12,205
Intermediate Bond Fund of America® - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name											Intermediate Bond Fund of America — Class 529-A (with sales charge)
Accumulated Value					9,748							9,929						10,015						9,893						10,440						11,159				11,197				10,476				10,383				11,120		11,625
Intermediate Bond Fund of America® - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name											Intermediate Bond Fund of America — Class 529-C (with sales charge)
Accumulated Value					10,000							10,110						10,116						9,927						10,403						11,031				11,069				10,357				10,264				10,993		11,492
Intermediate Bond Fund of America® - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name											Intermediate Bond Fund of America — Class 529-E
Accumulated Value					10,000							10,166						10,233						10,088						10,628						11,339				11,356				10,604				10,491				11,216		11,702
Intermediate Bond Fund of America® - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name											Intermediate Bond Fund of America — Class 529-T (with sales charge)
Accumulated Value		9,752					9,883							9,786						10,352						11,091						11,147					10,460				10,393				11,148				11,690
Intermediate Bond Fund of America® - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name											Intermediate Bond Fund of America — Class 529-F-1
Accumulated Value					10,000							10,209						10,321						10,219						10,811						11,582				11,645				10,916				10,838				11,618		12,175
Intermediate Bond Fund of America® - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name											Intermediate Bond Fund of America — Class 529-F-2
Accumulated Value	$ 10,000					$ 10,006				$ 10,064			$ 9,877				$ 9,444		$ 9,288				$ 9,390		$ 9,645				$ 10,087		$ 10,248				$ 10,584
Intermediate Bond Fund of America® - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name											Intermediate Bond Fund of America — Class 529-F-3
Accumulated Value	10,000					10,007				10,067			9,875				9,451		9,295				9,399		9,648				10,101		10,262				10,593
Intermediate Bond Fund of America® Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name											Intermediate Bond Fund of America — Class R-1
Accumulated Value					10,000							10,119						10,137						9,942						10,419						11,050				11,011				10,229				10,078				10,714		11,134
Intermediate Bond Fund of America® Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name											Intermediate Bond Fund of America — Class R-2
Accumulated Value					10,000							10,118						10,129						9,944						10,424						11,058				11,021				10,239				10,088				10,726		11,147
Intermediate Bond Fund of America® Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name											Intermediate Bond Fund of America — Class R-2E
Accumulated Value					10,000							10,165						10,212						10,044						10,557						11,231				11,223				10,457				10,332				11,014		11,479
Intermediate Bond Fund of America® - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name											Intermediate Bond Fund of America — Class R-3
Accumulated Value					10,000							10,163						10,226						10,076						10,609						11,311				11,321			$ 10,565					10,446				11,161		11,639
Intermediate Bond Fund of America® - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name											Intermediate Bond Fund of America — Class R-4
Accumulated Value					10,000							10,194						10,288						10,168						10,746						11,484				11,528				10,791				10,701				11,467		11,993
Intermediate Bond Fund of America® - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name											Intermediate Bond Fund of America — Class R-5E
Accumulated Value				$ 10,000					$ 10,207							$ 10,330						$ 10,234						$ 10,829						$ 11,603					$ 11,671				10,946				$ 10,876				$ 11,677		$ 12,236
Intermediate Bond Fund of America® - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name											Intermediate Bond Fund of America — Class R-5
Accumulated Value					10,000							10,224						10,350						10,260						10,875						11,656				11,736				11,018				10,958				11,777		12,363
Intermediate Bond Fund of America® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name											Intermediate Bond Fund of America — Class R-6
Accumulated Value					10,000							10,230						10,361						10,277						10,891						11,688				11,766				11,059				11,005				11,834		12,419
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,000	10,000	10,000	10,000	9,895	10,263	10,357	10,572	10,042		10,597	9,633	10,155	10,248	10,624	8,885	10,649	8,696	11,188	11,291	10,513	8,779	10,537	8,986	11,913	12,022	11,582	9,420	11,609	9,508	11,903	12,012	12,332	9,715	12,360	10,532	10,628	12,322	12,350	10,406	10,502	10,903	10,928	11,165	11,268	10,773	10,797	11,516	11,621	11,559	11,585	11,921	11,949
Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg 75% Government Credit 1-7 Years 25% Securitized Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 9,982	$ 10,174	$ 10,217	$ 10,285	$ 10,032		$ 10,337	$ 9,733	$ 10,105	$ 10,148	$ 10,377	$ 9,260	$ 10,429	$ 9,144	$ 10,820	$ 10,866	$ 10,307	$ 9,277	$ 10,359	$ 9,510	$ 11,386	$ 11,434	$ 11,036	$ 9,936	$ 11,092	$ 10,080	$ 11,407	$ 11,455	$ 11,613	$ 10,381	$ 11,671	$ 10,529	$ 10,573	$ 11,635	$ 11,693	$ 10,548	$ 10,592	$ 10,739	$ 10,793	$ 11,298	$ 11,345	$ 10,759	$ 10,813	$ 11,804	$ 11,854	$ 11,523	$ 11,581	$ 12,040	$ 12,100